UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       62

Form 13F Information Table Value Total:   $89,071

                                         (thousands)


List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MNGRS   SOLE   SHARED   NONE

3M CO                          COM              88579Y101     208       4,189              SOLE                    0          4,189
AT&T INC                       COM              00206R102     373      14,794              SOLE                    0         14,794
AFLAC INC                      COM              001055102   4,803     248,093              SOLE               91,024        157,069
APPLE INC                      COM              037833100   3,048      29,000              SOLE                9,600         19,400
AQUA AMERICA INC               COM              03836W103   3,332     166,600              SOLE               75,600         91,000
ARCHER DANIELS MIDLAND CO      COM              039483102   1,956      70,412              SOLE               52,492         17,920
BJS WHOLESALE CLUB INC         COM              05548J106   1,367      42,721              SOLE               21,703         21,018
BAKER HUGHES INC               COM              057224107   4,011     140,500              SOLE               87,300         53,200
CARNIVAL CORP                  PAIRED CTF       143658300     400      18,500              SOLE               14,000          4,500
CHUBB CORP                     COM              171232101   1,445      34,150              SOLE               22,350         11,800
CHURCH & DWIGHT INC            COM              171340102     709      13,576              SOLE                  825         12,751
CORNING INC                    COM              219350105     307      23,120              SOLE               20,000          3,120
DISH NETWORK CORP              CL A             25470M109     223      20,042              SOLE               20,000             42
DISNEY WALT CO                 COM DISNEY       254687106     485      26,716              SOLE               13,100         13,616
ERICSSON L M TEL CO            ADR B SEK 10     294821608     724      89,470              SOLE               39,310         50,160
EXXON MOBIL CORP               COM              30231G102   2,483      36,461              SOLE                    0         36,461
GENERAL ELECTRIC CO            COM              369604103     968      95,704              SOLE               28,450         67,254
HELIOS STRATEGIC MTG INCOME    COM              42327M109      59      10,950              SOLE                2,675          8,275
INFORMATICA CORP               COM              45666Q102   1,260      95,000              SOLE               22,600         72,400
INTEL CORP                     COM              458140100     847      56,350              SOLE               23,000         33,350
INTERNATIONAL BUSINESS MACHS   COM              459200101   1,139      11,760              SOLE                9,000          2,760
IRON MTN INC                   COM              462846106   1,445      65,200              SOLE               16,300         48,900
ISHARES INC                    MSCI AUSTRALIA   464286103   2,196     164,000              SOLE               41,200        122,800
ISHARES INC                    MSCI BRAZIL      464286400   2,451      65,000              SOLE               15,750         49,250
ISHARES TR                     FTSE XNHUA IDX   464287184   3,424     120,000              SOLE               30,200         89,800
ISHARES TR                     MSCI EMERG MKT   464287234   1,888      76,100              SOLE               45,000         31,100
JPMORGAN CHASE & CO            COM              46625H100     969      36,460              SOLE               30,000          6,460
KBR INC                        COM              48242W106   1,373      99,450              SOLE               28,800         70,650
KIMCO REALTY CORP              COM              49446R109   2,090     274,320              SOLE               58,050        216,270
LOCKHEED MARTIN CORP           COM              539830109   1,168      16,925              SOLE                3,500         13,425
MARKET LEADER INC              COM              57056R103      18      12,471              SOLE               12,471              0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     356       8,608              SOLE                3,856          4,756
MERCK & CO INC                 COM              589331107     430      16,082              SOLE                8,000          8,082
MICROSOFT CORP                 COM              594918104   5,137     279,650              SOLE              125,150        154,500
MONSANTO CO NEW                COM              61166W101   2,656      31,964              SOLE                8,030         23,934
MOTOROLA INC                   COM              620076109     184      43,415              SOLE               14,700         28,715
NETAPP INC                     COM              64110D104   2,152     145,000              SOLE               34,650        110,350
NEWS CORP                      CL B             65248E203     154      20,000              SOLE               20,000              0
PEABODY ENERGY CORP            COM              704549104   1,417      56,600              SOLE               15,650         40,950
PEPSICO INC                    COM              713448108   1,064      20,677              SOLE               15,900          4,777
PFIZER INC                     COM              717081103     293      21,505              SOLE                    0         21,505
PITNEY BOWES INC               COM              724479100     223       9,533              SOLE                9,000            533
PROCTER & GAMBLE CO            COM              742718109     363       7,717              SOLE                2,000          5,717
PROSHARES TR                   PSHS ULTRA FINL  74347R743   1,864     714,250              SOLE              238,550        475,700
PROSHARES TR                   PSHS ULTRA O&G   74347R719     537      25,000              SOLE               25,000              0
QUALCOMM INC                   COM              747525103     928      23,845              SOLE               20,000          3,845
ROYAL BK CDA MONTREAL QUE      COM              780087102     209       7,232              SOLE                7,232              0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   1,858      41,943              SOLE               11,000         30,943
SANDISK CORP                   COM              80004C101   1,202      95,000              SOLE               49,000         46,000
SCHLUMBERGER LTD               COM              806857108   1,525      37,450              SOLE               16,500         20,950
SPDR GOLD TRUST                GOLD SHS         78463V107   2,808      31,100              SOLE               12,450         18,650
TELEFONICA S A                 SPONSORED ADR    879382208   3,628      60,855              SOLE               37,621         23,234
TOOTSIE ROLL INDS INC          COM              890516107     548      25,247              SOLE                9,622         15,625
TRANSOCEAN LTD                 REG SHS          H8817H100     216       3,676              SOLE                1,406          2,270
ULTRA PETROLEUM CORP           COM              903914109   2,405      67,000              SOLE               19,700         47,300
UNILEVER N V                   N Y SHS NEW      904784709   2,365     120,656              SOLE               35,220         85,436
UNITED STATES OIL FUND LP      UNITS            91232N108   1,970      67,800              SOLE               41,850         25,950
UNITED STATES STL CORP NEW     COM              912909108     631      29,850              SOLE               17,200         12,650
UNITED TECHNOLOGIES CORP       COM              913017109     699      16,263              SOLE               16,000            263
WELLS FARGO & CO NEW           COM              949746101   2,908     204,235              SOLE               52,985        151,250
WYETH                          COM              983024100     204       4,750              SOLE                    0          4,750
ZORAN CORP                     COM              98975F101     968     110,000              SOLE               26,950         83,050


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